Subsequent events (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	May 14, 2026 CAD ($)	May 14, 2026 USD ($)	May 19, 2026 Shares $ / shares	Apr. 30, 2026 CAD ($) Shares $ / shares shares	Apr. 30, 2026 USD ($) Shares shares	Apr. 30, 2025 USD ($) Shares	May 26, 2026 MXN ($)	May 26, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [Line items]
Number of options exercised				6,277,000	6,277,000	6,139,722
Proceeds from exercise of options | $					$ 9,180	$ 6,261
Subsequent events [Member] | Stock options [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Number of options exercised				1,784,000	1,784,000
Number of options granted			3,908,000
Exercise price of options exercised | $ / shares			$ 5.16	$ 2.24
Proceeds from exercise of options | $				$ 3,996
Subsequent events [Member] | Restricted shares units ("RSU") [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Number of instruments exercised				733,304	733,304
Number of options granted			1,849,000
Subsequent events [Member] | Deferred share units ("DSU") [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Number of options granted			300,000
Subsequent events [Member] | Santa Fe [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Number of common shares issued pursuant to purchase and option agreements | shares				1,190,272	1,190,272
Subsequent events [Member] | Minera Canam [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Working capital facility							$ 173,000	$ 10,000
Interest rate							4.6681%	4.6681%
Subsequent events [Member] | Vizsla Royalties Corp [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Consideration recieved	$ (327,000)	$ (239,000)